Income tax - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Withholding tax	$ 2,250,000	$ 0	$ 0
Accumulated tax losses available for offset against future taxable profits	355,386,129
Deferred tax liability	$ 258,000	$ 138,000	$ 19,000	$ 429,000
Applicable tax rate	25.00%	26.50%	28.00%